Risk Management Activities - Impacts of currency rate risk (Details) - Currency risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Sensitivity analysis, Net earnings increase (decrease)	$ (12)	$ (24)	$ (20)
Sensitivity analysis, OCI gain	1	2	0
U.S. Dollars
Disclosure of credit risk exposure [line items]
Sensitivity analysis, Net earnings increase (decrease)	(8)	(18)	(13)
Sensitivity analysis, OCI gain	1	2	0
Australia, Dollars
Disclosure of credit risk exposure [line items]
Sensitivity analysis, Net earnings increase (decrease)	(4)	(6)	(7)
Sensitivity analysis, OCI gain	$ 0	$ 0	$ 0